UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.
Name and address of issuer:


The United States Life Insurance
Company in the City of New York
One World Financial Center
200 Liberty Street
New York, NY 10281




2.
Name of each series or class of
securities for which this Form is
filed (If the Form is being filed
for all series and classes of
securities of the issuer, check
the box but do not list series or
classes):
[X]

FS Variable Annuity Account Five




3.
Investment Company Act File
Number:
811-08369

Securities Act File Number:
333-178860; 333-178858
333-178862; 333-178856



4(a)
..
Last day of fiscal year for which
this notice is filed:
April 30, 2014
4(b)
..
Check box if this Form is being
filed late (i.e., more than 90
calendar days after the end of the
issuer's fiscal year). (See
Instruction A2)
Note: If the Form is being filed
late, interest must be paid on the
registration fee due.
[ ]
4(c)
..
Check box if this is the last time
the issuer will be filing this
Form.
[ ]
5.
Calculation of registration fee:


(i)
Aggregate sale price of securities
sold during the fiscal year
pursuant to Section 24f-2:

$ 2,190,600
(ii)
Aggregate price of securities
redeemed or repurchased during the
fiscal year:
$ 14,677,698


(iii
)
Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to reduce
Registration fees payable to the
Commission:
$ 25,633,189

(iv)
Total available redemption credits
[add Items 5(ii) and 5(iii)]:


$40,310,887

(v)
Net sales -- if Item 5(i) is
greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 0.00
(vi)
Redemption credits available for
use in future years -- if Item
5(i) is less than Item
5(iv)[subtract
Item 5(iv) from Item 5(i)]:
$
(38,120,287)

(vii
)
Multiplier for determining
registration fee (See Instruction
C9):

x .0001288
(vii
i)
Registration fee due [multiply
Item 5(v) by Item 5(vii) (Enter  "
0 " if no fee is due):

= $ 0.00

6.
Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None

7.
Interest due -- if this Form is
being filed more than 90 days
after the end of the issuer's
fiscal year (See Instruction D)

+ $0.00




8.
Total of the amount of the
registration fee due plus any
interest due (line 5(viii) plus
line 7):


= $ 0.00




9.
Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:


N/A


Method of Delivery:

Wire Transfer
Mail or other means
[ ]
[ ]


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:



DAVID S. JORGENSEN
David S. Jorgensen
Senior Vice President

Date: 7/17/2014

* Please print the name and title of the signing officer below the signature.